Investments - Schedule of Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 3,745.3
Unrealized Losses	(33.4)	$ (117.4)
Fair Value	4,028.9	3,391.6
Total fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	3,745.3	3,477.5
Unrealized Gains	317.0	31.5
Unrealized Losses	(33.4)	(117.4)
Fair Value	4,028.9	3,391.6
U.S. Government and government agencies
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7.0	24.7
Unrealized Gains	0.7	0.7
Unrealized Losses	0.0	0.0
Fair Value	7.7	25.4
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	405.4	413.7
Unrealized Gains	34.7	9.6
Unrealized Losses	0.0	(1.4)
Fair Value	440.1	421.9
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	63.0	92.6
Unrealized Gains	4.5	3.1
Unrealized Losses	(0.6)	(1.3)
Fair Value	66.9	94.4
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	108.2	94.7
Unrealized Gains	1.8	0.3
Unrealized Losses	(0.6)	(1.1)
Fair Value	109.4	93.9
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	592.6	540.8
Unrealized Gains	2.2	0.8
Unrealized Losses	(17.0)	(30.1)
Fair Value	577.8	511.5
Corporate and other
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	2,569.1	2,311.0
Unrealized Gains	273.1	17.0
Unrealized Losses	(15.2)	(83.5)
Fair Value	$ 2,827.0	$ 2,244.5